AB Equity Income Fund

Portfolio of Investments

February 28, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.7%
Information Technology – 28.9%
IT Services – 2.0%
Mastercard, Inc. - Class A	26,930	$9,567,959

Semiconductors & Semiconductor Equipment – 7.6%
Broadcom, Inc.	25,510	15,160,338
KLA Corp.	14,053	5,331,427
Lam Research Corp.	16,880	8,203,849
NXP Semiconductors NV	42,027	7,500,979

		36,196,593

Software – 10.7%
Gen Digital, Inc.	292,030	5,697,505
Intuit, Inc.	8,040	3,273,727
Microsoft Corp.	141,518	35,297,420
Oracle Corp.	69,915	6,110,571

		50,379,223

Technology Hardware, Storage & Peripherals – 8.6%
Apple, Inc.	191,039	28,161,059
Seagate Technology Holdings PLC(a)	106,387	6,868,345
Western Digital Corp.(b)	143,575	5,524,766

		40,554,170

		136,697,945

Health Care – 14.3%
Biotechnology – 1.5%
AbbVie, Inc.	45,510	7,003,989

Health Care Equipment & Supplies – 3.7%
Medtronic PLC(a)	174,250	14,427,900
Zimmer Biomet Holdings, Inc.	23,660	2,930,764

		17,358,664

Health Care Providers & Services – 1.5%
UnitedHealth Group, Inc.	15,533	7,392,776

Life Sciences Tools & Services – 1.2%
Thermo Fisher Scientific, Inc.	10,570	5,726,403

Pharmaceuticals – 6.4%
Bristol-Myers Squibb Co.	58,930	4,063,813
Merck & Co., Inc.	162,715	17,286,842
Roche Holding AG (Sponsored ADR)	243,540	8,779,617

		30,130,272

		67,612,104

Financials – 13.1%
Banks – 4.4%
Wells Fargo & Co.	445,230	20,823,407

Capital Markets – 3.6%
Morgan Stanley	149,874	14,462,841
MSCI, Inc.	4,560	2,381,004

		16,843,845

Company	Shares	U.S. $ Value

Insurance – 5.1%
Allstate Corp. (The)	26,061	$3,356,136
Fidelity National Financial, Inc.	84,580	3,371,359
MetLife, Inc.	206,010	14,777,097
Reinsurance Group of America, Inc.	16,850	2,434,319

		23,938,911

		61,606,163

Consumer Discretionary – 9.3%
Automobiles – 1.0%
Ford Motor Co.	397,595	4,798,972

Hotels, Restaurants & Leisure – 1.5%
Restaurant Brands International, Inc.(a)	109,292	7,048,241

Household Durables – 1.5%
PulteGroup, Inc.	127,150	6,951,291

Internet & Direct Marketing Retail – 2.2%
eBay, Inc.	223,330	10,250,847

Specialty Retail – 1.1%
Home Depot, Inc. (The)	17,769	5,269,219

Textiles, Apparel & Luxury Goods – 2.0%
Tapestry, Inc.	217,210	9,450,807

		43,769,377

Industrials – 7.9%
Aerospace & Defense – 0.6%
Lockheed Martin Corp.	5,870	2,783,906

Electrical Equipment – 2.7%
Eaton Corp. PLC	53,150	9,297,530
Sensata Technologies Holding PLC	70,790	3,580,558

		12,878,088

Machinery – 2.8%
PACCAR, Inc.	179,955	12,992,751

Marine – 0.8%
Star Bulk Carriers Corp.(a)	155,034	3,799,883

Professional Services – 1.0%
Robert Half International, Inc.	60,220	4,854,937

		37,309,565

Consumer Staples – 6.5%
Beverages – 3.5%
Coca-Cola Co. (The)	158,530	9,434,120
PepsiCo, Inc.	39,978	6,937,383

		16,371,503

Food & Staples Retailing – 2.8%
Walmart, Inc.	93,769	13,327,388

Household Products – 0.2%
Procter & Gamble Co. (The)	8,481	1,166,646

		30,865,537

Company	Shares	U.S. $ Value

Communication Services – 5.4%
Diversified Telecommunication Services – 5.4%
Comcast Corp. - Class A	267,098	$9,928,033
Deutsche Telekom AG (Sponsored ADR)	494,700	11,145,541
Verizon Communications, Inc.	116,360	4,515,932

		25,589,506

Energy – 4.5%
Energy Equipment & Services – 1.1%
Baker Hughes Co.	169,490	5,186,394

Oil, Gas & Consumable Fuels – 3.4%
Cameco Corp.	104,760	2,864,138
Chevron Corp.	33,436	5,375,506
EOG Resources, Inc.	53,175	6,009,839
Valero Energy Corp.	13,980	1,841,585

		16,091,068

		21,277,462

Real Estate – 4.1%
Equity Real Estate Investment Trusts (REITs) – 4.1%
CubeSmart	201,431	9,465,242
Physicians Realty Trust	142,164	2,108,292
VICI Properties, Inc.	233,041	7,813,865

		19,387,399

Utilities – 3.4%
Electric Utilities – 2.9%
American Electric Power Co., Inc.	153,760	13,526,267

Multi-Utilities – 0.5%
NiSource, Inc.	92,774	2,544,791

		16,071,058

Materials – 2.3%
Chemicals – 2.3%
LyondellBasell Industries NV - Class A	113,555	10,900,144

Total Common Stocks (cost $380,582,074)		471,086,260

Total Investments Before Security Lending Collateral for Securities Loaned – 99.7% (cost $380,582,074)		471,086,260

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.4%
Investment Companies – 1.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.40%(c) (d) (e) (cost $6,625,377)	6,625,377	$6,625,377

Total Investments – 101.1% (cost $387,207,451)(f)		477,711,637
Other assets less liabilities – (1.1)%		(5,029,052)

Net Assets – 100.0%		$472,682,585

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of February 28, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $107,558,957 and gross unrealized depreciation of investments was $(17,054,771), resulting in net unrealized appreciation of $90,504,186.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Equity Income Fund

February 28, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$136,697,945	$—	$—	$136,697,945
Health Care	58,832,487	8,779,617	—	67,612,104
Financials	61,606,163	—	—	61,606,163
Consumer Discretionary	43,769,377	—	—	43,769,377
Industrials	37,309,565	—	—	37,309,565
Consumer Staples	30,865,537	—	—	30,865,537
Communication Services	14,443,965	11,145,541	—	25,589,506
Energy	21,277,462	—	—	21,277,462
Real Estate	19,387,399	—	—	19,387,399
Utilities	16,071,058	—	—	16,071,058
Materials	10,900,144	—	—	10,900,144
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	6,625,377	—	—	6,625,377

Total Investments in Securities	457,786,479	19,925,158	—	477,711,637
Other Financial Instruments(a)	—	—	—	—

Total	$457,786,479	$19,925,158	$—	$477,711,637

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2023 is as follows:

Fund	Market Value 11/30/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$83	$19,405	$19,488	$0	$12
Government Money Market Portfolio*	2,993	13,235	9,603	6,625	20
Total	$3,076	$32,640	$29,091	$6,625	$32

*	Investments of cash collateral for securities lending transactions.